Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (899,125)	$ (62,722)	$ (54,248)	$ (2,767,885)	$ (127,132)	$ (670,614)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency translation				(66,981)	(14,538)
Depreciation	907	0		2,414
Stock based compensation				92,629	21,260	21,260
Changes in assets and liabilities:
Related party receivable				1,353,373	18,586
Prepaid expenses				157,009
Account payable				(233,791)	41,414	394,666
Related party payable			13,054	(82,033)	60,983	172,966
Accrued expenses			41,194	229,940	(573)	81,722
NET CASH FLOWS FROM OPERATING ACTIVITIES				(1,315,325)
Investing Activities
Purchases of equipment				(10,999)
Net cash used in investing activities				(10,999)
Financing Activities
Proceeds from receipt of subscription receivable				204,879
Proceeds from issuance of common stock				2,675,940
Proceeds from exercise of options				8,469
Payments on note payable				(231,004)
Net cash provided by financing activities				2,658,284
NET CHANGE IN CASH				1,331,960
CASH, BEGINNING OF YEAR
CASH , END OF YEAR	$ 1,331,960			1,331,960
Non cash items investing and financing activities:
Issuance of Note Payable for payment of prepaid expense				439,122
Shares issued for the demerger agreement of StemprintER/ Related party receivable			1,295,983
Shares issued for the associated supplemental demerger agreement of StemprintER/ Related party subscription receivable			$ 196,190
Supplemental cash flow information
Cash paid for interest				$ 5,726